EMPLOYEE BENEFITS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Opening balance	$ 82,322	$ 65,271	$ 74,102
Increase (decrease) current service provision	21,635	17,487	(13,609)
Benefits paid	(5,399)	(4,536)	(3,824)
Actuarial (gains) losses	(2,763)	3,105	14,631
Currency translation	5,292	995	(6,029)
Closing balance	$ 101,087	$ 82,322	$ 65,271